Assets and disposal groups classified as held for sale and discontinued operations	12 Months Ended
Dec. 31, 2022
Assets and disposal groups classified as held for sale and discontinued operations
Assets and disposal groups classified as held for sale and discontinued operations

30.  Assets and disposal groups classified as held for sale and discontinued operations

Assets and disposal groups classified as held for sale

At the end of 2022, the Company received two offers to sale the assets related to Chateau Feuillet facility in France, stopped operations since March 202 and the Board approved the sale. Consequently, the assets were classified as held for sale in the balance sheet as of December 31, 2022. In accordance with IFRS 5, the Company ceased to recognize depreciation expense in relation to its assets in Chateau Feuillet while it is classified as held for sale.

The assets transferred to held for sale have been measured at the lower of carrying amount and fair value less costs to sell and are presented separately in the statement of financial position. The fair value, according to the offers received,  as of December 31, 2022 was $1,067 thousand and carrying value $7,061 thousand, since fair value is lower than the carrying amount, the company recognized an impairment of $5,994 thousand.

The Company expect to achieve a sale agreement during first half of 2023.

Discontinued operations

As of  December, 31 2022 and 2021, there were not discontinued operations.

For the year ended December, 31 2020, the Company recorded $5,399 thousand related to price adjustment on the sale of Group’s hydro-electric assets in 2019. The amount was recognized in Discontinued operations in Consolidated Income Statement.

Analysis of the result for the period from the discontinued operations

The results of the discontinued operations included in the (loss) profit after taxes from discontinued operations are set out below.

The profit and loss statement from discontinued operations is as follows:

	2022	2021	2020
	US$'000	US$'000	US$'000
Sales	—	—	—
Raw materials and energy consumption for production	—	—	—
Other operating income	—	—	—
Staff costs	—	—	—
Other operating expense	—	—	—
Depreciation and amortization charges, operating allowances and write-downs	—	—	—
Impairment losses	—	—	—
Operating Profit (loss)	—	—	—
Net finance expense	—	—	—
(LOSS) PROFIT BEFORE TAXES FROM DISCONTINUED OPERATIONS	—	—	—
Income tax expense	—	—	—
Gain on sale of discontinued operation	—	—	(5,399)
(LOSS) PROFIT AFTER TAXES FROM DISCONTINUED OPERATIONS	—	—	(5,399)

Basic earnings (loss) per ordinary share are calculated by dividing the consolidated profit (loss) for the year attributable to the Discontinued Operations by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares held in the year, if any. Dilutive earnings (loss) per share assumes the exercise of stock options, provided that the effect is dilutive. The Earnings per share is showed as follows:

	2022	2021	2020
Basic earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to Discontinued Operations (US$'000)	—	—	(5,399)
Denominator:
Weighted average basic shares outstanding	—	—	169,269,281
Basic earnings (loss) per ordinary share (US$)	—	—	(0.03)

Diluted earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to Discontinued Operations (US$'000)	—	—	(5,399)
Denominator:
Weighted average basic shares outstanding	—	—	169,269,281
Effect of dilutive securities	—	—	—
Weighted average dilutive shares outstanding	—	—	169,269,281
Diluted earnings (loss) per ordinary share (US$)	—	—	(0.03)

The statement of cash flows from discontinued operations is showed as follows:

	2022	2021	2020
	US$'000	US$'000	US$'000
Cash flows from operating activities:
Profit for the period	—	—	(5,399)
Adjustments to reconcile net (loss) profit to net cash provided by operating activities:
Income tax expense (benefit)	—	—	—
Depreciation and amortization charges, operating allowances and write-downs	—	—	—
Net Finance expense	—	—	—
Gains on disposals of non-current and financial assets	—	—	5,399
Changes in working capital
Decrease / (increase) in accounts receivable	—	—	—
Decrease / (increase) in inventories	—	—	—
Increase / (Decrease) in accounts payable	—	—	—
Other changes in operating assets and liabilities
Other, net	—	—	(24)
Income tax paid	—	—	—
Interest paid	—	—	—
Total cash flow from operating activities	—	—	(24)
Cash flows from investing activities:
Payments due to investments:
Property, plant and equipment	—	—	—
Disposals:
Disposal of business, net of cash	—	—	—
Total cash flow from investing activities	—	—	—
Cash flows from financing activities:
Other financing activities	—	—	—
Total cash flow from financing activities	—	—	—
INCREASE / (DECREASE) IN CASH	—	—	(24)
CASH AT BEGINNING OF PERIOD	—	—	24
CASH AT END OF PERIOD	—	—	—